Long-Term Debt - Repayment Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
December 31, 2023	$ 189,832
December 31, 2024	169,679
December 31, 2025	128,828
December 31, 2026	276,706
December 31, 2027	162,718
December 31, 2028 and thereafter	21,762
Total	$ 949,525	$ 1,085,576